9. Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Oil and Gas Property, Lease Operating Expense	$ 7,522,957	$ 7,069,292	$ 6,394,406